Fair Value Measurements	12 Months Ended
Dec. 31, 2012
Fair Value Measurements [Abstract]
Fair Value Measurements

Note Twenty –Fair Value Measurements

Fair value of an asset or liability is the price that would be received to sell that asset or paid to transfer that liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date.  ASC Topic 820 establishes a fair value hierarchy for valuation inputs that gives the highest priority to quoted prices in active markets for identical assets or liabilities and the lowest priority to unobservable inputs. The fair value hierarchy is as follows:

Level 1: Quoted prices (unadjusted) or identical assets or liabilities in active markets that the entity has the ability to access as of the measurement date.

Level 2: Significant other observable inputs other than Level 1 prices, such as quoted prices for similar assets or liabilities, quoted prices in markets that are not active, and other inputs that are observable or can be corroborated by observable market data.

Level 3: Significant unobservable inputs that reflect a company’s own assumptions about the assumptions that market participants would use in pricing an asset or liability.

The Company bases fair value of assets and liabilities on quoted market prices, prices for similar assets or liabilities, quoted prices in markets that are not active, and other inputs that are observable or can be corroborated by observable market data.  If such information is not available, fair value is based upon internally developed models that primarily use, as inputs, observable market-based parameters.  Valuation adjustments may be made to ensure that financial instruments are recorded at fair value.  These adjustments may include amounts to reflect counterparty credit quality and the Company’s creditworthiness, among other things, as well as unobservable parameters.  Any such valuation adjustments are applied consistently over time.  The Company’s valuation methodologies may produce a fair value calculation that may not be indicative of net realizable value or reflective of future fair values.  While management believes the company’s valuation methodologies are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine fair value of certain financial instruments could result in a different estimate of fair value at the reporting date.  Furthermore, the reported fair value amounts have not been comprehensively revalued since the presentation dates, and therefore, estimates of fair value after the balance sheet date may differ significantly from the amount presented herein.  A more detailed description of the valuation methodologies used for assets and liabilities measured at fair value, as well as the general classification of such instruments pursuant to the valuation hierarchy, is set forth below.

Financial Assets and Liabilities

The Company used the following methods and significant assumptions to estimate fair value for financial assets and liabilities measured on a recurring basis.

Securities Available for Sale.  Securities available for sale are reported at fair value utilizing Level 1, Level 2, and Level 3 inputs.  The fair value of securities available for sale is determined by utilizing a market approach by obtaining quoted prices on nationally recognized securities exchanges (other than forced or distressed transactions) that occur in sufficient volume or matrix pricing, which is a mathematical technique used widely in the industry to value debt securities without relying exclusively on quoted prices for the specific securities but rather by relying on the securities’ relationship to other benchmark quoted securities.  If such measurements are unavailable, the security is classified as Level 3.  Significant judgment is required to make this determination.

The Company utilizes a third party pricing service provider to value its Level 1 and Level 2 investment securities.  Annually, the Company obtains an independent auditor’s report from its third party pricing service provider regarding its controls over investment securities.  Although no control deficiencies were noted, the report did contain caveats and disclaimers regarding the pricing information, such as the Company should review fair values for reasonableness.  On a quarterly basis, the Company selects a sample of its debt securities and reprices those securities with a third party that is independent of the primary pricing service provider to verify the reasonableness of the fair values.

The Company has determined that its pooled trust preferred securities should be priced using Level 3 inputs in accordance with ASC Topic 820 and guidance issued by the SEC.  The Company has determined that there are few observable transactions and market quotations available for pooled trust preferred securities and they are not reliable for purposes of determining fair value at December 31, 2012.  Due to these circumstances, the Company has elected to utilize an income valuation approach produced by a third party pricing source.  This third party model utilizes deferral and default probabilities for the underlying issuers, estimated prepayment rates and assumes no future recoveries of any defaults or deferrals.  The Company then compares the values provided by the third party model with other external sources.  At such time as there are observable transactions or quoted prices that are associated with an orderly and active market for pooled trust preferred securities, the Company will incorporate such market values in its estimate of fair values for these securities.

Derivatives.    Derivatives are reported at fair value utilizing Level 2 inputs.  The Company utilizes a market approach by obtaining dealer quotations to value its customer interest rate swaps.  The Company’s derivatives are included within its Other Assets and Other Liabilities in the accompanying consolidated balance sheets.

The Company may be required, from time to time, to measure certain financial assets and financial liabilities at fair value on a nonrecurring basis.  Financial assets measured at fair value on a nonrecurring basis include impaired loans reported at the fair value of the underlying collateral if repayment is expected solely from the collateral.  Collateral values are estimated using Level 2 inputs based on observable market data for real estate collateral or Level 3 inputs for non-real estate collateral.  The following table presents assets and liabilities measured at fair value as of December 31, 2012 and December 31, 2011:

(in thousands)	Total	Level 1	Level 2	Level 3	Total Gains (Losses)
December 31, 2012
Recurring fair value measurements
Financial Assets
U.S. Government agencies	$3,888	$-	$3,888	$-
Obligations of states and political subdivisions	48,929	-	48,929	-
Mortgage-backed securities:
U.S. Government agencies	286,482	-	286,482	-
Private label	3,272	-	3,272	-
Trust preferred securities	12,645	-	10,260	2,385
Corporate securities	15,947	-	15,947	-
Marketable equity securities	4,185	4,185	-	-
Investment funds	1,774	1,774	-	-
Derivative assets	14,012	-	14,012	-

Financial Liabilities
Derivative liabilities	14,012	-	14,012	-

Nonrecurring fair value measurements
Financial Assets
Impaired loans	$10,679	$-	$10,679	$-	$-
Other Assets	1,000	-	1,000	-	(288)

December 31, 2011
Recurring fair value measurements
Financial Assets
U.S. Government agencies	$6,041	$-	$6,041	$-
Obligations of states and political subdivisions	56,802	-	56,802	-
Mortgage-backed securities:
U.S. Government agencies	227,613	-	227,613	-
Private label	5,156	-	5,156	-
Trust preferred securities	45,157	-	43,175	1,982
Corporate securities	14,398	-	14,398	-
Marketable equity securities	3,853	3,853	-	-
Investment funds	1,763	1,763	-	-
Derivative assets	11,541	-	11,541	-

Financial Liabilities
Derivative liabilities	11,541	-	11,541	-

Nonrecurring fair value measurements
Financial Assets
Impaired loans	$16,166	$-	$16,085	$81	$2,701

The table below presents a reconcilement of the Company’s financial assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the years ended December 31, 2012 and 2011:

	December 31,
(In thousands)	2012	2011

Beginning balance	$1,982	$2,504
Impairment losses on investment securities	(576)	(355)
Included in other comprehensive income	979	208
Dispositions	-	(375)
Transfers into Level 3	-	-
Ending Balance	$2,385	$1,982

The Company utilizes a third party model to compute the present value of expected cash flows which considers the structure and term of each of the five respective pooled trust preferred securities and the financial condition of the underlying issuers.  Specifically, the third party model details interest rates, principal balances of note classes and underlying issuers, the timing and amount of interest and principal payments of the underlying issuers, and the allocation of the payments to the note classes. The current estimate of expected cash flows is based on the most recent trustee reports and any other relevant market information including announcements of interest payment deferrals or defaults of underlying trust preferred securities. For issuing banks that have defaulted, management generally assumes no recovery. For issuing banks that have deferred its interest payments, management excludes the collateral balance associated with these banks and assumes no recoveries of such collateral balance in the future. The exclusion of such issuing banks in a current deferral position is based on such bank experiencing a certain level of financial difficulty that raises doubt about its ability to satisfy its contractual debt obligation, and accordingly, the Company excludes the associated collateral balance from its estimate of expected cash flows. Other assumptions used in the estimate of expected cash flows include expected future default rates and prepayments. Specifically, the model assumes annual prepayments of 1.0% with 100% at maturity and assumes 150 basis points of additional annual defaults from banks that are currently not in default or deferral.  In addition, the model assumes no recoveries except for one trust preferred security which assumes that one of the banks currently deferring or in default will cure such positions by June 2013.

The table below presents the Company’s Level 2 financial assets and liabilities measured on a nonrecurring basis, which solely relates to impaired loans that were remeasured and reported at fair value through a specific valuation allowance allocation of the allowance for loan losses based upon the fair value of the underlying collateral at December 31, 2012 and 2011.  During the years ended December 31, 2012 and 2011, the Company had no Level 3 financial assets and liabilities that were measured on a nonrecurring basis.

	December 31,
	2012	2011
(In thousands)	Level 2	Level 2

Carrying value of impaired loans before allocations	$10,679	$18,832
Specific valuation allowance allocations	-	(2,666)
Fair value	$10,679	$16,166

The fair value of impaired loans is estimated using one of several methods, including collateral value, liquidation value and discounted cash flows.  The significant unobservable inputs used in the fair value measurement of collateral for collateral-dependent impaired loans primarily relate to discounts applied to the customers’ reported amount of collateral.  The amount of collateral discount depends upon the marketability of the underlying collateral.  During the years ended December 31, 2012 and 2011, collateral discounts ranged from 20% to 30%.

Non-Financial Assets and Liabilities

            The Company has no non-financial assets or liabilities measured at fair value on a recurring basis.  Certain non-financial assets measured at fair value on a non-recurring basis include other real estate owned (“OREO”), which is measured at the lower of cost or fair value, and goodwill and other intangible assets, which are measured at fair value for impairment assessments.

            The table below presents OREO that was remeasured and reported at fair value during the years ended December 31, 2012 and 2011.

(In thousands)	2012	2011

Beginning Balance, January 1	$7,948	$9,316
OREO remeasured at initial recognition:
Carrying value of foreclosed assets prior to remeasurement	5,685	6,096
Charge-offs recognized in the allowance for loan losses	(1,656)	(1,436)
Fair value	4,029	4,660
OREO remeasured subsequent to initial recognition:
Carrying value of foreclosed assets prior to remeasurement	3,659	979
Fair value	2,638	783
Write-downs included in other non-interest expense	(1,021)	(196)
Acquired	728	-
Disposals	(3,522)	(5,832)
Ending Balance, December 31	$8,162	$7,948

ASC Topic 825 “Financial Instruments” as amended, requires disclosure of fair value information about financial instruments, whether or not recognized in the balance sheet, for which it is practicable to estimate that value.  In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques.  Those techniques are significantly affected by the assumptions used, including discount rate and estimate of future cash flows.  In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, could not be realized in immediate settlement of the instrument.  ASC Topic 825 excludes certain financial instruments and all nonfinancial instruments from its disclosure requirements.  Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company. The following methods and assumptions were used in estimating fair value for financial instruments:

Cash and cash equivalents: Due to their short-term nature, the carrying amounts reported in the Consolidated Balance Sheets approximate fair value.

Securities: The fair value of securities, both available-for-sale and held-to-maturity, are generally based on quoted market prices or matrix pricing, which is a mathematical technique used widely in the industry to value debt securities without relying exclusively on quoted prices for the specific securities but rather by relying on the securities’ relationship to other benchmark quoted securities.

Net loans:  The fair value of the loan portfolio is estimated by discounting the expected future cash flows using the current interest rates at which similar loans would be made to borrowers for the same remaining maturities. Loans were first segregated by type such as commercial, real estate and consumer, and were then further segmented into fixed, adjustable and variable rate categories. Expected future cash flows were projected based on contractual cash flows, adjusted for estimated prepayments.

Deposits: The fair values of demand deposits (e.g., interest and noninterest-bearing checking, regular savings, and other money market demand accounts) are, by definition, equal to their carrying values. Fair values for certificates of deposit are estimated using a discounted cash flow calculation that applies interest rates currently being offered on certificates to a schedule of aggregate expected monthly maturities of time deposits.

            Short-term borrowings: Securities sold under agreements to repurchase represent borrowings with original maturities of less than 90 days. The carrying amount of advances from the FHLB and borrowings under repurchase agreements approximate their fair values.

Long-term debt: The fair value of long-term borrowings is estimated using discounted cash flow analyses based on the Company’s current incremental borrowing rates for similar types of borrowing arrangements and market conditions of similar debt instruments.

Commitments and letters of credit: The fair values of commitments are estimated based on fees currently charged to enter into similar agreements, taking into consideration the remaining terms of the agreements and the counterparties’ credit standing.  The fair value of letters of credit is based on fees currently charged for similar agreements or on the estimated cost to terminate them or otherwise settle the obligations with the counterparties at the reporting date.  The amounts of fees currently charged on commitments and letters of credit are deemed insignificant, and therefore, the estimated fair values and carrying values have not been reflected in the table below.

The following table represents the estimates of fair value of financial instruments as of December 31, 2012 and December 31, 2011:

(In thousands)	Carrying Amount	Fair Value	Level 1	Level 2	Level 3
December 31, 2012
Assets:
Cash and cash equivalents	$84,994	$84,994	$84,994	$-	$-
Securities available-for-sale	377,122	377,122	5,959	368,778	2,385
Securities held-to-maturity	13,454	13,861	-	13,861	-
Other securities	11,463	11,463	-	11,463	-
Net loans	2,127,560	2,162,856	-	-	2,162,856
Accrued interest receivable	6,692	6,692	6,692	-	-
Derivative assets	14,012	14,012	-	14,012	-

Liabilities:
Deposits	2,409,316	2,381,495	1,447,954	933,541	-
Short-term debt	114,646	114,648	-	114,648	-
Long-term debt	16,495	16,462	-	16,462	-
Derivative liabilities	14,012	14,012		14,012

December 31, 2011
Assets:
Cash and cash equivalents	$146,399	$146,399	$146,399	$-	$-
Securities available-for-sale	360,783	360,783	5,616	353,185	1,982
Securities held-to-maturity	23,458	23,423	-	23,423	-
Other securities	11,934	11,934	-	11,934	-
Net loans	1,953,694	1,991,335	-	-	1,991,335
Accrued interest receivable	7,093	7,093	7,093	-	-
Derivative assets	11,541	11,541	-	11,541	-

Liabilities:
Deposits	2,221,268	2,189,559	1,290,587	898,972	-
Short-term debt	189,050	189,050	-	189,050
Long-term debt	16,495	16,456	-	16,456	-
Derivative liabilities	11,541	11,541	-	11,541	-